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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5754
Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Colonial High Income Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 152.7%
EDUCATION – 4.9%
Education – 3.6%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/19	2,025,000	1,107,675
CA Public Works Board
	UCLA,
	Series 2002 A,
	Insured: FSA
	5.375% 10/01/15	1,010,000	1,118,181
MA Development Finance Agency
	Western New England College,
	Series 2002,
	6.125% 12/01/32	300,000	323,922
MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,
	5.400% 02/01/18	1,000,000	1,023,610
NC Capital Facilities Finance Authority
	Meredith College,
	Series 2001,
	Insured: AMBAC
	5.125% 06/01/16	1,000,000	1,079,400
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	600,000	608,190
VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,
	5.500% 07/01/21	1,500,000	1,553,010
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/19	1,000,000	560,330
		Education Total	7,374,318
Prep School – 1.3%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,240,000	1,300,202
IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,
	5.650% 08/01/28	230,000	236,132
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.800% 09/01/28	1,000,000	986,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	St. John’s High School,
	Series 1998,
	5.350% 06/01/28	150,000	153,797
	Prep School Total		2,676,391
	EDUCATION TOTAL		10,050,709
HEALTH CARE – 42.4%
Continuing Care Retirement – 13.1%
CA Association of Bay Area Governments Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998:
	6.375% 11/15/15	660,000	712,127
	6.375% 11/15/28	550,000	586,212
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	690,000	767,011
CA Statewide Community Development Authority
	Eskaton Village – Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	990,000	1,136,461
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	1,400,000	1,404,914
CT Development Authority
	The Elim Park Baptist, Inc. Project,
	Series 2003,
	5.850% 12/01/33	660,000	707,388
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	750,000	830,497
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	600,000	614,826
GA Fulton County Residential Care Facilities Authority
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	750,000	763,980
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	465,000	497,052

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	900,000	965,124
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	725,000	769,965
KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,
	6.375% 05/15/20	650,000	676,013
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	255,000	260,286
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	400,000	408,184
	Series 2002 A,
	6.900% 03/01/32	100,000	109,570
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A:
	5.875% 05/01/21	500,000	521,280
	6.250% 05/01/34	250,000	262,125
NC Medical Care Commission
	United Methodist Retirement Homes, Inc.,
	Series 2005 C,
	5.500% 10/01/32(c)	600,000	614,862
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:
	5.625% 07/01/18	500,000	506,390
	5.750% 07/01/28	500,000	504,780
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	925,000	1,032,873
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	205,000	211,947
	5.875% 01/01/37	830,000	853,788
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	750,000	802,283

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	600,000	640,938
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	7.625% 05/01/31	500,000	545,250
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.250% 02/01/35	750,000	792,330
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,
	6.250% 02/15/32	250,000	255,500
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	600,000	601,206
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	450,000	487,386
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,000,000	1,004,500
	Series 2003 A,
	7.000% 11/15/33	500,000	535,770
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.125% 02/15/34	500,000	541,010
VA Winchester Industrial Development Authority
	Westminster Canterbury,
	Series 2005 A
	5.300% 01/01/35	750,000	760,200
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	5.750% 11/15/27	1,000,000	1,006,770
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	1,300,000	1,306,682

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	350,000	352,783
	Three Pillars Senior Living Communities,
	Series 2003,
	5.750% 08/15/26	500,000	523,015
	United Lutheran Program for the Aging, Inc.,
	Series 1998,
	5.700% 03/01/28	1,000,000	1,004,950
	Continuing Care Retirement Total		26,878,228
Health Services – 1.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center:
	Series 1998 B,
	5.375% 01/01/29	750,000	760,342
	Series 1998,
	5.375% 01/01/23	330,000	335,643
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	200,000	207,052
	5.750% 02/01/29	450,000	466,902
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	1,000,000	1,236,110
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Project,
	Series 2003
	6.000% 12/01/21	500,000	557,005
	Health Services Total		3,563,054
Hospitals – 18.9%
AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,
	6.400% 08/01/29	425,000	460,054
	Series 1999 B,
	6.400% 08/01/29	1,000,000	1,082,480
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	750,000	761,227
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	1,000,000	1,065,430
CA Turlock	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34
		1,500,000	1,571,040

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	300,000	333,771
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	750,000	783,630
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2002,
	5.750% 12/01/32	200,000	215,560
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,
	6.375% 10/01/34	500,000	543,015
FL Tampa
	H. Lee Moffitt Cancer Center,
	Series 1999 A,
	5.750% 07/01/29	2,000,000	2,100,240
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	525,000	558,989
GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,
	5.000% 12/01/26	600,000	619,356
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,

	5.250% 08/15/18	600,000	616,824
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,
	5.500% 08/15/20	225,000	234,205
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	575,000	618,159
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	350,000	361,190
MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	500,000	554,765
	Milford - Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	1,000,000	1,075,570

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	400,000	416,568
	5.750% 01/01/25	600,000	649,518
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	750,000	774,315
MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	450,000	457,326
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2001 A,
	5.700% 11/01/15	1,000,000	1,039,950
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,300,000	1,340,274
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,915,000	2,062,704
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	400,000	431,368
	Littleton Hospital Association, Inc.:
	Series 1998 A,
	6.000% 05/01/28	625,000	638,894
	Series 1998 B,
	5.900% 05/01/28	780,000	794,165
NJ Health Care Facilities Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	650,000	707,570
NV Henderson
	Catholic Healthcare West,
	Series 1998,
	5.375% 07/01/26	500,000	514,880
NY Dormitory Authority
	Mount Sinai Hospital, NYU Hospitals Center, and Hospital for Joint Diseases Orthopedic Institute,
	Series 2000:
	5.500% 07/01/26	850,000	867,697
	5.500% 07/01/26	400,000	408,308

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	North Shore – Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	300,000	320,796
OH Highland County Joint Township Hospital District
	Series 1999,
	6.750% 12/01/29	935,000	963,190
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	600,000	653,196
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 1996 A,
	6.375% 05/15/26	1,000,000	1,033,170
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	256,218
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,000,000	1,022,660
SC Jobs-Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,
	5.500% 11/15/23	1,750,000	1,864,310
SC Lexington County Health Services District
	Lexington Medical Center Project, Refunding,
	Series 2003,
	5.500% 11/01/23	750,000	804,442
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	800,000	844,368
TX Comal County Health Facilities Development Authority
	McKenna Memorial,
	Series 2002 A,
	6.250% 02/01/32	500,000	539,915
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	1,000,000	1,070,930

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.200% 10/01/30	650,000	684,807
VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,
	5.375% 03/01/28	1,075,000	1,081,235
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD
	5.875% 12/01/21	600,000	656,322
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	525,000	585,932
	Fort HealthCare, Inc., Project,
	Series 2004,
	5.750% 05/01/29	1,000,000	1,065,180
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	600,000	647,850
	Hospitals Total		38,753,563
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,185,000	1,116,460
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	150,000	141,324
	Intermediate Care Facilities Total		1,257,784
Nursing Homes – 8.1%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,250,000	1,232,713
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	465,000	491,547
	Pioneer Health Care, Series 1989,
	10.500% 05/01/19	1,790,000	1,393,980
	Volunteers of America Care Facilities:
	Series 1998 A:

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	5.450% 07/01/08	120,000	120,738
	5.750% 07/01/20	865,000	894,047
	Series 1999 A,
	6.000% 07/01/29	350,000	360,262
IA Finance Authority
	Care Initiatives Project:
	Series 1996,
	9.250% 07/01/25	950,000	1,152,341
	Series 1998 B,
	5.750% 07/01/18	550,000	552,019
	5.750% 07/01/28	1,475,000	1,395,851
IN Gary
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(d)	1,330,000	399,000
IN Michigan City Health Facilities Authority
	Metro Health Foundation, Inc. Project,
	Series 1993,
	11.000% 11/01/22(e)	2,294,190	229
MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	1,270,000	1,296,314
	Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27	1,509,135	830,462
	Series 2000 B,
	10.250% 06/01/27(d)	475,907	23,795
MN Sartell
	Foundation for Healthcare,
	Series 1999 A,
	6.625% 09/01/29	1,145,000	1,188,155
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	1,585,000	1,669,385
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29	1,211,000	1,243,770
TN Metropolitan Government Nashville & Davidson County Health & Education Facility Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29	1,141,000	1,171,875

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
TX Kirbyville Health Facilities Development Corp.
	Heartway III Project,
	Series 1997 A,
	10.000% 03/20/18(d)	668,626	200,655
WA Kitsap County Consolidated Housing Authority
	Martha & Mary Health Services,
	Series 1996,
	Insured: GNMA
	7.100% 02/20/36	1,000,000	1,068,850
WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,
	11.000% 11/01/22(e)	2,063,727	206
	Nursing Homes Total		16,686,194
	HEALTH CARE TOTAL		87,138,823
HOUSING – 16.7%
Assisted Living / Senior – 4.4%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,665,000	1,547,135
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/19	485,000	472,662
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,195,000	1,236,514
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,740,000	1,218,000
NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,
	7.625% 11/01/29	1,445,000	1,515,848
NY Huntington Housing Authority
	Gurwin Jewish Senior Center:
	Series 1999 A,
	5.875% 05/01/19	700,000	703,367
	6.000% 05/01/29	775,000	777,782
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	1,670,000	1,621,036
	Assisted Living / Senior Total		9,092,344

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – 10.2%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	1,000,000	1,033,530
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	910,000	790,189
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	750,000	760,035
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	720,000	731,779
MA Housing Finance Agency
	Series 2004 A, AMT,:
	Inusred: FSA
	5.250% 07/01/25	3,000,000	3,114,840
	Series 2005 B,
	5.000% 06/01/30	500,000	518,985
	Series 2005 E, AMT,
	5.000% 12/01/28	500,000	509,985
MN Lakeville
	Southfork Apartments Project:
	Series 1989 A,
	9.875% 02/01/20	2,570,000	2,571,516
	Series 1989 B,
	(a) 02/01/20	903,000	238,112
MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,
	6.875% 01/01/26	500,000	514,655
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	960,000	980,774
MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A, AMT,
	10.250% 07/15/19	2,200,000	2,090,000
	Series 1989 B, AMT,
	(a) 07/15/19	690,000	217,378

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	500,000	520,140
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,500,000	1,500,270
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16	546,075	542,569
TN Chattanooga Health, Educational & Housing Facility Board
	CDFI Phase I LLC,
	Series 2005 B,
	6.000% 10/01/35	400,000	404,800
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	825,000	845,279
TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,
	10.000% 10/01/31(b)(d)(f)	870,000	8,700
TX Department of Housing & Community Affairs
	Pebble Brooks Apartments,
	Series 1998, AMT,
	Guarantor: FNMA
	5.500% 12/01/18	1,000,000	1,044,320
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	380,000	394,056
	Series 2000 D,
	10.000% 12/01/32	410,000	428,040
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	1,500,000	1,221,480
	Multi - Family Total		20,981,432
Single Family – 2.1%
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35(c)	1,750,000	1,762,845
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	1,000,000	1,005,330

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single Family – (continued)
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,500,000	1,509,990
	Single Family Total		4,278,165
	HOUSING TOTAL		34,351,941
INDUSTRIALS – 7.3%
Food Products – 1.7%
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,076,710
LA Southern Louisiana Port Commission
	Cargill, Inc. Project,
	Series 1997,
	5.850% 04/01/17	1,000,000	1,038,940
MI Strategic Fund
	Imperial Holly Corp.,
	Sebewaing Project,
	Series 1998 A,
	6.250% 11/01/15	1,250,000	1,262,087
	Food Products Total		3,377,737
Forest Products & Paper – 2.8%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	550,000	605,638
AL Courtland Industrial Development Board
	International Paper Co.,
	Series 2003 B, AMT,
	6.250% 08/01/25	1,000,000	1,086,970
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	550,000	596,761
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	254,493
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	1,800,000	1,815,282

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,
	6.700% 04/01/22	850,000	1,045,032
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	404,120
	Forest Products & Paper Total		5,808,296
Manufacturing – 0.9%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	780,000	797,137
TX Trinity River Authority
	Texas Instruments Project,
	Series 1996, AMT,
	6.200% 03/01/20	1,000,000	1,029,390
	Manufacturing Total		1,826,527
Metals & Mining – 0.7%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14	893,387	917,116
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	465,000	452,440
	Metals & Mining Total		1,369,556
Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	305,591
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	500,000	571,215
VI Government
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	375,000	427,913
VI Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	525,000	580,246

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	Series 2004, AMT,
	5.875% 07/01/22	600,000	653,160
	Oil & Gas Total		2,538,125
	INDUSTRIALS TOTAL		14,920,241
OTHER – 16.6%
Other – 0.7%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(a) 06/01/08	1,700,000	1,491,886
		Other Total	1,491,886
Pool / Bond Bank – 0.4%
MI Municipal Bond Authority
	Local Government Loan Project,
	Series 2001 A,
	Insured: AMBAC
	5.375% 11/01/17	750,000	828,668
	Pool / Bond Bank Total		828,668
Refunded / Escrowed(g) – 13.5%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B:
	Insured: AMBAC
	5.000% 06/01/43	3,500,000	3,854,235
	Pre-refunded 06/01/13,
	5.500% 06/01/43	750,000	851,167
CA Riverside County Public Financing Authority
	Series 1997 A,
	Pre-refunded: 10/01/06,
	5.500% 10/01/22	185,000	193,634
CO Denver City & County Airport
	Series 1992 C, AMT,
	Escrowed to Maturity,
	6.125% 11/15/25	2,280,000	2,792,270
	Series 1992 C, AMT,:
	Pre-refunded 03/03/2005,
	6.125% 11/15/25	2,840,000	2,845,879
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	(a) 09/01/35	8,750,000	1,116,150
CT Development Authority
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	345,000	359,449
FL Northern Palm Beach County Improvement District

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(g) – (continued)
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	6.000% 08/01/29	750,000	835,972
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	625,000	651,663
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	1,750,000	2,303,210
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	575,950
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/17	685,000	765,474
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	130,000	138,224
NY New York City
	Series 1997 A,
	Pre-refunded 08/01/06,
	7.000% 08/01/07	40,000	42,108
	Series 1997 H,
	Pre-refunded 08/01/07,
	6.000% 08/01/17	25,000	26,703
PA Delaware County Authority
	Mercy Health Corp.,
	Series 1996,
	Pre-refunded 12/15/08,
	6.000% 12/15/16	1,400,000	1,472,436
	6.000% 12/15/26	1,000,000	1,048,480
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	155,000	197,617
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	780,000	903,646

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(g) – (continued)
	Series 1992 C,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	760,000	880,475
TX Board of Regents
	University of Texas,
	Series 2001 B,
	Escrowed to Maturity,
	5.375% 08/15/18	650,000	722,377
TX San Antonio Independent School District
	Series 1997,
	Escrowed to Maturity,
	Insured: PSFG
	5.000% 08/15/27	4,000,000	4,221,680
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	805,000	939,813
	Refunded / Escrowed Total		27,738,612
Tobacco – 2.0%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	1,800,000	2,009,016
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	1,500,000	1,749,600
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	250,000	280,417
	Tobacco Total		4,039,033
	OTHER TOTAL		34,098,199
OTHER REVENUE – 4.4%
Hotels – 1.1%
NJ Middlesex County Improvement Authority
	Heldrich Associates, LLC,
	Series 2005 B,
	6.250% 01/01/37	1,250,000	1,259,925
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	1,000,000	1,035,920
		Hotels Total	2,295,845

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – 2.5%
CA Agua Caliente
	Band of Cahuilla Indians,
	Series 2003,
	5.600% 07/01/13	1,000,000	1,019,910
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15	275,000	284,983
	8.750% 10/01/19	970,000	1,005,589
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/16	1,000,000	579,000
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31	275,000	298,188
FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,
	10.000% 10/01/33	1,350,000	1,486,350
NM Red River Sports Facility
	Red River Ski Area Project,
	Series 1998,
	6.450% 06/01/07	400,000	403,272
		Recreation Total	5,077,292
Retail – 0.8%
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	1,000,000	1,024,600
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	630,000	631,934
	Retail Total		1,656,534
	OTHER REVENUE TOTAL		9,029,671
RESOURCE RECOVERY – 2.4%
Disposal – 0.8%
CA Pollution Control Financing Authority
	Republic Services,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	539,880
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1994,
	9.000% 09/01/05	240,000	240,000
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	256,453

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	524,510
		Disposal Total	1,560,843
Resource Recovery – 1.6%
MA Development Finance Agency
	Ogden Haverhill Associates,
	Series 1999 A, AMT,
	6.700% 12/01/14	250,000	271,372
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	513,070
	5.600% 12/01/19	500,000	514,220
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	2,000,000	2,081,620
	Resource Recovery Total		3,380,282
	RESOURCE RECOVERY TOTAL		4,941,125
TAX - BACKED – 33.1%
Local Appropriated – 1.4%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,043,820
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	650,000	684,496
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,050,000	1,091,265
	Local Appropriated Total		2,819,581
Local General Obligations – 12.2%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	1,000,000	1,134,900
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/18	2,000,000	2,427,820
CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA
	5.750% 07/01/16	700,000	828,457

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA Montebello Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/21	1,435,000	716,668
	(a) 08/01/23	1,505,000	678,063
IL Chicago Board of Education
	Series 1997 A,
	Insured: AMBAC
	5.250% 12/01/30(h)	10,470,000	11,063,753
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24(c)	1,210,000	1,376,302
NY New York City
	Series 1996 A,
	7.000% 08/01/07	960,000	1,007,664
	Series 1997 H,
	6.000% 08/01/17	1,375,000	1,458,119
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,046,580
TX Irving Independent School District
	Series 1997,
	Insured: PSFG
	(a) 02/15/18	1,000,000	587,720
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/18	5,000,000	2,830,750
	Local General Obligations Total		25,156,796
Special Non - Property Tax – 5.1%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA:
	(a) 09/01/19	1,910,000	1,030,139
	(a) 09/01/22	1,910,000	903,831
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	10,000,000	6,440,500
KS Wyandotte County Unified Government
	Series 2005,
	5.000% 12/01/20	325,000	334,435
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	150,000	158,547
	5.750% 06/15/29	1,000,000	1,080,040

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	500,000	589,020
	Special Non - Property Tax Total		10,536,512
Special Property Tax – 9.0%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	35,000	37,017
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	750,000	791,085
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.900% 09/01/24	500,000	541,575
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,375,000	1,411,066
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	6.700% 08/15/29	500,000	572,815
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1–B,
	Series 2003,
	5.750% 09/02/33	500,000	515,980
CA Placer Unified High School District
	Series 2000 A,
	Insured: FGIC
	(a) 08/01/19	1,700,000	937,074
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	600,000	629,100
CA Riverside County Public Financing Authority
	Series 1997 A,
	5.500% 10/01/22	465,000	481,517
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	400,000	414,108

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	990,000	1,059,914
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	730,000	781,553
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	690,000	753,873
FL Heritage Palms Community Development District
	Series 1999 A,
	6.250% 11/01/07	175,000	175,303
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	380,000	405,984
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	345,000	350,893
	Series 2000 A,
	7.200% 05/01/30	280,000	292,972
	Series 2002 A,
	6.700% 05/01/33	250,000	268,198
FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A:
	5.500% 05/01/10	155,000	160,058
	5.800% 05/01/26	300,000	308,079
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	295,000	301,166
	Series 2004 B,
	5.000% 05/01/09	995,000	1,002,323
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	295,000	300,109
	Series 1998 B,
	5.700% 05/01/08	25,000	25,329
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	425,000	447,380
GA Atlanta

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
	Eastside Project,
	Series 2005 A, AMT,
	5.625% 01/01/16	600,000	617,538
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	450,000	475,335
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	500,000	531,910
IL Plano Special Service Area No. 4 Special Tax
	Series 2005 5-B,
	6.000% 03/01/35	2,000,000	2,013,160
MI Pontiac Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	550,000	595,611
MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA
	5.375% 05/01/17	1,220,000	1,338,572
	Special Property Tax Total		18,536,597
State Appropriated – 2.1%
CA Public Works Board
	Department of Mental Health, Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,000,000	1,119,950
NY Urban Development Corp.
	University Facilities Grants,
	Series 1995,
	5.875% 01/01/21	1,000,000	1,206,880
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	1,645,000	2,020,405
	State Appropriated Total		4,347,235
State General Obligations – 3.3%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	433,493
DC District of Columbia
	Series 1999 A,
	Insured: FSA
	5.375% 06/01/18	1,700,000	1,834,657
TX State
	Series 1999 ABC,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	5.500% 08/01/35	4,200,000	4,498,452
	State General Obligations Total		6,766,602
	TAX – BACKED TOTAL		68,163,323
TRANSPORTATION – 7.4%
Air Transportation – 4.2%
CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	750,000	782,332
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT
	6.875% 10/01/32(e)	1,000,000	913,630
FL Capital Trust Agency
	Air Cargo-Orlando Project,
	Series 2003, AMT,
	6.750% 01/01/32	500,000	503,845
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	250,000	264,457
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.:
	Series 2001 A, AMT,
	7.000% 04/01/25	1,050,000	940,695
	Series 2005, AMT,
	7.375% 04/01/25	250,000	238,035
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27(i)	250,000	161,678
	Series 2000, AMT,
	7.750% 02/01/28(i)	750,000	546,442
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	180,000	165,197
	6.250% 09/15/29	485,000	433,508
	Series 2003, AMT,
	9.000% 06/01/33	750,000	825,240
TX Alliance Airport Authority
	Fed Ex Corp.Project,
	Series 1996, AMT,
	6.375% 04/01/21	1,000,000	1,039,650
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	9.000% 05/01/29	1,000,000	1,027,800
TX Houston Industrial Development Corp.
	United Parcel Services,
	Series 2002, AMT,
	6.000% 03/01/23	725,000	761,221
	Air Transportation Total		8,603,730
Airports – 0.1%
GA Augusta Airport
	Series 2005 C, AMT,
	5.450% 01/01/31	250,000	257,538
		Airports Total	257,538
Toll Facilities – 2.6%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,721,160
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,250,000	1,352,687
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	2,000,000	2,323,300
	Toll Facilities Total		5,397,147
Transportation – 0.5%
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,
	7.375% 01/01/40	1,000,000	1,050,580
	Transportation Total		1,050,580
	TRANSPORTATION TOTAL		15,308,995
UTILITIES – 17.5%
Independent Power Producers – 2.9%
MI Midland County Economic Development Corp.
	Series 2000 A, AMT,
	6.875% 07/23/09	1,250,000	1,310,312
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,110,700
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
	5.500% 01/01/23	550,000	554,714
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	250,000	271,535
PA Economic Development Financing Authority
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	1,000,000	1,010,220
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Facilities Authority
	AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	645,000	699,844
	Independent Power Producers Total		5,957,325
Investor Owned – 10.3%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	752,108
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric,
	Series 1996, AMT,
	5.500% 12/01/21	625,000	677,769
FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,
	5.850% 12/01/30	1,200,000	1,240,020
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	2,650,000	2,702,735
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1995,
	6.625% 12/01/24	1,000,000	1,022,380
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	501,145
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	507,865
MS Business Finance Corp.
	Systems Energy Resources Project,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Series 1998,
	5.875% 04/01/22	2,000,000	2,055,980
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	300,000	313,440
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1995 B, AMT,
	5.900% 10/01/30	1,250,000	1,250,212
OH Air Quality Development Authority
	Cleveland Electric Illuminating Company,
	Series 2002 A,
	6.000% 12/01/13	900,000	952,065
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	600,000	649,068
TX Brazos River Authority
	TXU Energy Co. LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	280,000	299,113
	Series 2003 C, AMT,
	6.750% 10/01/38	645,000	721,542
VA Chesterfield County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1987 B,
	5.875% 06/01/17	250,000	274,948
VA Pittsylvania County Industrial Development Authority
	Multitrade of Pittsylvania,
	Series 1994 A, AMT,
	7.450% 01/01/09	900,000	935,793
WV Pleasant County
	Western Pennsylvania Power Co.,
	Series 1999 E, AMT,
	Insured: AMBAC
	5.500% 04/01/29	4,750,000	5,051,245
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,250,000	1,299,887
	Investor Owned Total		21,207,315
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
	Series 1999 D,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
	6.700% 01/01/19	500,000	560,155
	Series 2003 F,
	5.500% 01/01/16	285,000	307,786
	Joint Power Authority Total		867,941
Municipal Electric – 3.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 II,
	Insured: FSA
	5.125% 07/01/26	2,000,000	2,158,860
WA Chelan County Public Utility District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA
	(a) 06/01/14	5,000,000	3,466,600
WA Seattle Light & Power
	Series 2001,
	Insured: FSA
	5.500% 03/01/17	750,000	824,452
	Municipal Electric Total		6,449,912
Water & Sewer – 0.7%
MO Water & Sewer
	Lee’s Summit,
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/15	500,000	546,610
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	480,000	445,958
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	7.500% 07/01/18	405,000	467,893
	Water & Sewer Total		1,460,461
	UTILITIES TOTAL		35,942,954

	Total Municipal Bonds (cost of $308,364,510)		313,945,981
		Shares
Municipal Preferred Stocks – 3.2%
HOUSING – 3.2%
Multi - Family – 3.2%
Charter Mac Equity Issuer Trust
	AMT:
	6.300% 04/30/19	1,000,000	1,106,070
	6.625% 06/30/09(j)	2,000,000	2,174,780

		Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi - Family – (continued)
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(j)	1,000,000	1,040,930
MuniMae Trust
	AMT,
	7.750% 06/30/50(j)	2,000,000	2,291,260
	Multi - Family Total		6,613,040
	HOUSING TOTAL		6,613,040

	Total Municipal Preferred Stocks (cost of $6,000,000)		6,613,040
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	535	535

	Total Investment Company (cost of $535)		535

		Par ($)
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES(k) – 1.7%
FL Pinellas County Health Facilities Authority
	All Childrens Hospital, Mease Health Care, and Metrpolitan General Hospital,
	Insured: AMBAC
	LOC: Wachovia Bank N.A.
	2.350% 12/01/15	1,100,000	1,100,000
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation,
	Series 1996,
	2.420% 11/01/16	100,000	100,000
IN Educational Facilities Authority
	DePauw University,
	LOC: Northern Trust Co.
	2.330% 07/01/32	300,000	300,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association
	Series 2002 A,
	2.380% 10/01/32	500,000	500,000
MN Cohasset
	Minnesota Power & Light Co.,
	Series 1997 B,
	LOC: ABN Amro Bank N.V.
	2.330% 06/01/13	500,000	500,000
MO Development Finance Board
	St. Louis Convention Center
	Series 2000 C,
	2.380% 12/01/20	100,000	100,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(k) – (continued)
MS Jackson County
	Chevron U.S.A., Inc.,
	Series 1992,
	2.340% 12/01/16	400,000	400,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	2.330% 08/15/30	500,000	500,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,500,000

	Total Short-Term Obligations (cost of $3,500,000)		3,500,000

	Total Investments – 157.6% (cost of $317,865,045)(l)(m)		324,059,556

	Auction Preferred Shares plus cumulative unpaid distribution – (58.4)%		(120,032,177)

	Other Assets & Liabilities, Net – 0.8%		1,566,265

	Net Assets – 100.0%		205,593,644

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At August 31, 2005, the value of these securities amounted to $2,445,363, which represents 1.2% of net assets.

Additional information on these securities is as follows:

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Community Development Authority:
Crossroads School of Arts & Sciences,
Series 1998,
6.000% 08/01/28	08/31/98	1,240,000
Eskaton Village - Grass Valley,
Series 2000,
8.250% 11/15/31	09/08/00	990,000
TX Affordable Housing Corp.
NHT/GTEX Project,
Series 2001C,
10.000% 10/01/31	09/05/02	870,000
		3,100,000

(c)	Security purchased on a delayed delivery basis.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $632,150, which represents 0.3% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $914,065, which represents 0.4% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	A portion of this security with a market value of $3,180,697 is pledged as collateral for open futures contracts.

(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At August 31, 2005, the value of these securities amounted to $708,120, which represents 0.3% of net assets.

(j)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which did not include any illiquid securities, may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $5,506,970, which represents 2.7% of net assets.

(k)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2005.

(l)	Cost for federal income tax purposes is $317,865,045.

(m)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$23,526,062	$(17,331,551)	$6,194,511

At August 31, 2005, the Trust held the following open short futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bonds	220	$25,966,875	$25,725,986	Dec-2005	$(240,889)
10-Year U.S. Treasury Notes	215	$24,096,797	$24,092,489	Dec-2005	$(4,308)
					$(245,197)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association.
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005